SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in Loans and Securities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Loans held for investment		$ 463,976,000
Other loans and receivables
Schedule of Held-to-Maturity Securities [Line Items]
Loans held for investment	$ 0	$ 13,766,000